United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    03/31/00

Check here if Amendment: [  ]      Amendment number:   [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105

13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          May 5, 2000

Report Type (Check only one):

[  X ] 13F  HOLDINGS  REPORT.  (Check here if all  holdings of this  reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      38
Form 13F Information Table Value Total:      $101,281
                                          (thousands)
List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE
                       AS OF MARCH 31, 2000 (SEC USE ONLY)
               NAME OF REPORTING MANAGER: Cortland Associates, Inc.


                                                                             Item 6:
                                                 Item 4:      Item 5:  INVESTMENT DISCRETION
                         Item 2:    Item 3:      FAIR       SHARES OR     SHARED AS          Item 7:           Item 8:
Item 1:                  TITLE OF   CUSIP        MARKET     PRINCIPAL  DEFINED IN SHARED    MANAGERS       VOTING AUTHORITY
NAME OF ISSUER           CLASS      NUMBER       VALUE        AMOUNT  SOLE  INST.V  OTHER  SEE INSTR.V   SOLE  SHARED  NONE

ACXIOM CORP              Common     005125109 $11,462,000      344,725  X                                  525   50,375    293,825

ADIDAS-SALOMON AG        Common     D0065L101    $796,000       14,350  X                                   50    1,700     12,600

ANHEUSER-BUSCH COS       Common     035229103    $623,000       10,012  X                                                   10,012

BANKAMERICA              Common     060505104    $283,000        5,394  X                                                    5,394

BARRETT RESOURCES        Common     068480201    $241,000        8,095  X                                                    8,095

CENTERPOINT PROPERTIES   Common     151895109    $239,000        6,550  X                                                    6,550

CHATEAU COMMUNITIES      Common     161726104    $524,000       20,536  X                                         1,174     19,362

COMPX INTL               Common     20563P101  $5,149,000      270,125  X                                  425   40,850    228,850

DEVON ENERGY CO          Common     25179M103  $8,194,000      168,723  X                                  275   19,200    149,248

CHEMED CORP              Common     163596109  $9,753,000      325,105  X                                  500   41,050    283,555

APPLIED MATERIALS        Common     038222105    $270,000        2,860  X                                                    2,860

BELL ATLANTIC            Common     077853109    $320,000        5,235  X                                                    5,235

GENERAL ELEC             Common     369604103    $352,000        2,259  X                                                    2,259

HARTE-HANKS COMM INC     Common     416196103    $331,000       14,610  X                                           900     13,710

CHUBB                    Common     171232101  $7,724,000      114,325  X                                  250   15,700     98,375

ALLIED HEALTHCARE PROD   Common     019222108     $32,000       10,000  X                                                   10,000

CONVERGYS CORP           Common     212485108  $7,008,000      181,150  X                                  175   27,300    153,675

INTL SPEEDWAY CORP CL B  Common     460335300    $697,000       15,500  X                                                   15,500

BALL CORP                Common     058498106    $492,000       14,225  X                                                   14,225

BELLSOUTH CORP           Common     079860102    $326,000        6,960  X                                                    6,960

NAVIGATORS GROUP INC     Common     638904102  $1,571,000      154,200  X                                  450   19,000    134,750

PAXAR CORP               Common     704227107  $5,959,000      619,092  X                                  887  111,307    506,898

INTEL CORP               Common     458140100    $295,000        2,235  X                                                    2,235

REINSURANCE GROUP
   OF AMERICA            Common     759351109    $214,000        9,000  X                                                    9,000

SCHLUMBERGER LTD         Common     806857108  $5,072,000       66,301  X                                  149    9,542     56,610

WEST TELESERVICES CORP   Common     956188106  $7,397,000      287,268  X                                  675   47,100    239,493

WILLIAMS CO INC          Common     969457100  $5,304,000      120,724  X                                  150    7,500    113,074

SPRINT                   Common     852061100    $483,000        7,630  X                                                    7,630

LUCENT TECHNOLOGIES      Common     549463107    $364,000        5,942  X                                                    5,942

FOX ENTERTAINMENT        Common     35138T107    $334,000       11,150  X                                                   11,150

MCI WORLDCOM             Common     55266B106    $917,000       20,243  X                                                   20,243

TRANSOCEAN SEDCO FOREX   Common     G90078109    $713,000       13,903  X                                   28    1,655     12,220

MATTEL INC               Common     577081102    $299,000       28,495  X                                  250    1,500     26,745

MC DONALD'S              Common     580135101    $210,000        5,615  X                                                    5,615

SOLUTIA INC              Common     834376105    $276,000       20,637  X                                                   20,637

IRON MOUNTAIN            Common     46284P104  $7,724,000      226,748  X                                  330   33,287    193,131

SBC COMMUNICATIONS       Common     78387G103    $484,000       11,497  X                                                   11,497

ZEBRA TECHNOLOGIES       Common     989207105  $8,849,000      176,970  X                                  225   26,380    150,365


TOTAL COMMON STOCK FMV                       $101,281,000

TOTAL PFD STOCK                                      -0-

TOTAL FMV COMMON & PFD                       $101,281,000



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